Marketable Securities (Details 1) $ in Thousands	Dec. 31, 2024 USD ($)
Marketable Securities [Abstract]
Within one year	$ 2,972
After one year through five years	17,818
After 5 years through 10 years	7,213
After 10 years	649
marketable securities by contractual maturities, Total	$ 28,652